Document and Entity Information Document	Jul. 31, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	HARMONIC INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-25826
Entity Tax Identification Number	77-0201147
Entity Address, Address Line One	4300 North First Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	542-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HLIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000851310